Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Net deferred tax liability	$ 554,268	$ 431,375
Gross deferred tax liability	930,884	941,303
Deferred tax assets	376,616	509,928
Decrease in deferred tax asset valuation allowance	(800)
Undistributed foreign earnings	174,200
Unrecognized tax benefits that, if recognized, would affect the annual effective tax rate	41,800	42,300	$ 43,300
Income tax interest		100	$ 1,000
Income tax interest accrued	400	400
Decrease in unrecognized tax benefits that is reasonably possible in next twelve months	$ 700
Discontinued Operations, Disposed of by Sale | UK Storage Solutions
Operating Loss Carryforwards [Line Items]
Net deferred tax liability		29,700
Gross deferred tax liability		33,700
Deferred tax assets		$ 4,000